UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6266

        Nuveen Florida Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Florida Investment Quality Municipal Fund (NQF)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.0% (1.3% of Total Investments)
$ 5,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$4,944,300
	Series 2002, 5.500%, 5/15/39

	Education and Civic Organizations – 1.3% (0.8% of Total Investments)
2,000	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	BBB	2,025,260
	University, Series 2004B, 5.625%, 4/01/34
400	Florida Educational Loan Marketing Corporation, Student Loan Revenue Bonds, Series 2002B,	2/08 at 100.00	A	400,000
	5.500%, 12/01/36 (Alternative Minimum Tax)
575	Osceola County Industrial Development Authority, Florida, Industrial Development Revenue	8/11 at 101.00	AAA	593,803
	Bonds, P.M. Wells Charter School Project, Series 2001A, 5.000%, 8/01/23 – MBIA Insured

2,975	Total Education and Civic Organizations			3,019,063

	Energy – 0.3% (0.2% of Total Investments)
900	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	BBB	809,091
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)

	Health Care – 12.4% (7.8% of Total Investments)
	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,
	Series 2005:
1,000	5.000%, 4/01/34	4/16 at 100.00	A	980,620
1,000	5.000%, 4/01/36	4/16 at 100.00	A	977,030
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,000	5.250%, 6/01/26	6/16 at 100.00	BBB+	1,002,270
3,625	5.000%, 6/01/38	6/16 at 100.00	BBB+	3,336,233
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa
	General Hospital, Series 2003B:
1,000	5.250%, 10/01/28	10/13 at 100.00	A3	1,008,450
2,330	5.250%, 10/01/34	10/13 at 100.00	A3	2,330,396
1,185	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,172,901
	General Hospital, Series 2006, 5.250%, 10/01/41
3,235	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Medical Center, Series	11/16 at 100.00	A2	3,263,403
	2006, 5.000%, 11/15/26
2,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AAA	2,025,560
	MBIA Insured
2,345	Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional Medical Center Project, Series	7/12 at 100.00	BBB+	2,389,109
	2002, 5.375%, 7/01/22
3,750	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A2	3,700,800
	Series 2007, 5.000%, 10/01/34
2,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	4/08 at 100.00	AAA	1,997,000
	Healthcare System, SAVRS, Series 199C, 4.100%, 10/15/26 - MBIA Insured
	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH
	Corporation Obligated Group, Series 2001:
3,410	5.500%, 12/01/21	12/11 at 101.00	BBB+	3,480,110
2,340	5.625%, 12/01/31	12/11 at 101.00	BBB+	2,340,772

30,220	Total Health Care			30,004,654

	Housing/Multifamily – 0.5% (0.3% of Total Investments)
1,050	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	5/10 at 101.00	AAA	1,070,108
	Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
135	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A,	6/08 at 100.00	AA	139,706
	6.400%, 6/01/24

1,185	Total Housing/Multifamily			1,209,814

	Housing/Single Family – 0.9% (0.6% of Total Investments)
360	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, New Money and Refunding	7/08 at 101.00	AA+	364,928
	Issue, Series 1996-2, 6.350%, 7/01/28 (Alternative Minimum Tax)
875	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, Series 1997-2, 5.900%,	7/08 at 101.00	AAA	895,930
	7/01/29 – MBIA Insured (Alternative Minimum Tax)
985	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-6, 4.625%,	1/16 at 100.00	AA+	913,174
	7/01/31 (Alternative Minimum Tax)

2,220	Total Housing/Single Family			2,174,032

	Long-Term Care – 1.2% (0.7% of Total Investments)
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
1,125	5.850%, 8/01/24	8/14 at 101.00	N/R	1,187,438
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,583,123

2,690	Total Long-Term Care			2,770,561

	Materials – 2.3% (1.4% of Total Investments)
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	5,546,826
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)

	Tax Obligation/General – 9.1% (5.7% of Total Investments)
1,500	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	1,580,640
	Series 2002F, 5.000%, 6/01/22 – MBIA Insured
2,080	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 100.00	AAA	2,217,634
	Series 2003J, 5.000%, 6/01/21 – AMBAC Insured
9,230	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/11 at 101.00	AAA	9,471,825
	Bonds, Series 2001C, 5.125%, 6/01/31 – FGIC Insured
8,000	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/12 at 100.00	AAA	8,786,160
	Refunding Bonds, Series 2002D, 5.375%, 6/01/16 (4)

20,810	Total Tax Obligation/General			22,056,259

	Tax Obligation/Limited – 47.4% (29.7% of Total Investments)
3,000	Bartram Springs Community Development District, Duval County, Florida, Special Assessment	5/16 at 100.00	N/R	2,421,210
	Bonds, Series 2006, 4.750%, 5/01/34
5,625	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%,	7/14 at 100.00	AAA	6,120,450
	7/01/18 – FSA Insured
1,665	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	1,728,420
	MBIA Insured
230	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	AAA	234,904
	MBIA Insured
1,280	Florida Intergovernmental Finance Commission, Capital Revenue Bonds, Daytona Beach Community	8/11 at 100.00	Aaa	1,336,640
	Redevelopment Agency, Series 2001C-1, 5.000%, 2/01/20 – AMBAC Insured
1,685	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 – MBIA Insured	5/13 at 100.00	AAA	1,761,785
5,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Series	6/08 at 100.50	AAA	5,036,850
	1996, 5.375%, 6/01/27 – MBIA Insured (Alternative Minimum Tax)
3,000	Florida State Department of Management Services, Certificates of Participation, Series 2006A,	8/15 at 101.00	AAA	3,084,270
	5.000%, 8/01/23 – MBIA Insured
5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series	No Opt. Call	Aaa	6,494,850
	1986, 7.650%, 7/01/16 – FGIC Insured
1,575	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AAA	1,624,455
	5/01/24 – AMBAC Insured
2,190	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	Aaa	2,272,432
	10/01/25 – FGIC Insured
5,015	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	AAA	5,447,544
	10/01/21 – MBIA Insured
2,000	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	Aaa	2,092,760
	2002, 5.000%, 10/01/22 – FGIC Insured
3,000	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	AAA	3,002,940
	11/01/31 – AMBAC Insured
	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special
	Assessment Bonds, Commercial Project, Series 2002A:
2,195	5.250%, 5/01/16 – RAAI Insured	5/12 at 102.00	AA	2,322,530
1,700	5.625%, 5/01/32 – RAAI Insured	5/12 at 102.00	AA	1,748,025
1,215	North Dade Community Development District, Florida, Special Assessment Bonds, Series 2007A,	5/17 at 100.00	N/R	977,638
	5.350%, 5/01/38
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2006A, 5.000%,	8/16 at 100.00	Aaa	1,001,720
	8/01/30 – FGIC Insured
	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Republic
	Drive-Universal Boulevard – I-4 Interchange Project, Series 2002:
1,495	5.125%, 4/01/20 – AMBAC Insured	4/12 at 100.00	AAA	1,589,843
1,225	5.125%, 4/01/21 – AMBAC Insured	4/12 at 100.00	AAA	1,302,714
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
3,745	5.000%, 4/01/22 – MBIA Insured	4/14 at 100.00	Aaa	3,914,349
2,000	5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	Aaa	2,092,100
4,335	Palm Beach County School Board, Florida, Certificates of Participation, Drivers Trust 2089,	8/16 at 100.00	AAA	4,918,881
	12.599%, 8/01/31 – FSA Insured (IF)
1,420	Palm Beach County School Board, Florida, Certificates of Participation, Residual Trust 1020,	8/17 at 100.00	AAA	1,479,413
	12.781%, 8/01/27 – MBIA Insured (IF)
4,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.000%,	8/12 at 100.00	AAA	4,071,680
	8/01/28 – FSA Insured
2,560	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	Aaa	2,617,395
	8/01/23 – FGIC Insured
4,490	Palm Beach County, Florida, Public Improvement Revenue Bonds, Biomedical Research Park	6/15 at 100.00	AAA	4,630,043
	Project, Series 2005A, 5.000%, 6/01/25 – AMBAC Insured
2,500	Polk County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/18 –	10/14 at 100.00	AAA	2,756,450
	FSA Insured
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AAA	997,820
	Series 2007, 5.000%, 7/01/33 – MBIA Insured
820	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	AA	794,785
	5.000%, 5/01/30 – RAAI Insured
2,750	Saint Johns County, Florida, Transportation Improvement Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	2,862,008
	10/01/23 – AMBAC Insured
3,000	School Board of Duval County, Florida, Certificates of Participation, Master Lease Program,	7/17 at 100.00	Aaa	3,075,780
	Series 2008, 5.000%, 7/01/33 – FSA Insured
645	Sonoma Bay Community Development District, Florida, Special Assessment Bonds, Series 2005A,	5/15 at 100.00	N/R	539,394
	5.450%, 5/01/36
10,000	South Florida Water Management District, Certificates of Participation, Series 2006, 5.000%,	10/16 at 100.00	AAA	9,946,500
	10/01/36 – AMBAC Insured (UB)
3,750	South Florida Water Management District, Certificates of Participation, Series 2006, Trust	10/16 at 100.00	AAA	3,669,825
	1036, 12.617%, 10/01/36 – AMBAC Insured (IF)
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose
	Bonds, Stadium Project, Series 1995:
1,250	5.750%, 10/01/20 – MBIA Insured	No Opt. Call	AAA	1,465,650
2,835	5.750%, 10/01/25 – MBIA Insured	No Opt. Call	AAA	3,363,728
8,605	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/15 –	10/12 at 100.00	AAA	9,522,808
	FSA Insured

108,800	Total Tax Obligation/Limited			114,320,589

	Transportation – 33.2% (20.8% of Total Investments)
11,500	Broward County, Florida, Airport System Revenue Bonds, Series 2001-J1, 5.250%, 10/01/26 –	10/11 at 101.00	AAA	11,646,164
	AMBAC Insured (Alternative Minimum Tax)
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	2,188,249
	AMBAC Insured
6,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series	7/13 at 101.00	Aa2	6,146,880
	2003C, 5.000%, 7/01/33
12,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 1999A,	10/09 at 101.00	Aaa	12,018,359
	5.125%, 10/01/28 – FGIC Insured (Alternative Minimum Tax)
4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	4,145,480
	5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)
2,500	Lee County, Florida, Airport Revenue Bonds, Series 2006, 5.000%, 10/01/33 – FSA Insured	10/15 at 100.00	AAA	2,564,650
6,690	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B,	7/14 at 100.00	Aaa	7,084,911
	5.000%, 7/01/20 – FGIC Insured
4,360	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Trust K93W,	7/16 at 100.00	AAA	4,472,401
	7.486%, 7/01/31 – AMBAC Insured (IF)
1,750	Miami-Dade County Industrial Development Authority, Florida, Industrial Development Revenue	10/09 at 101.00	AAA	1,819,108
	Bonds, Airis Miami II LLC – Miami International Airport, Series 1999, 6.000%, 10/15/25 – AMBAC
	Insured (Alternative Minimum Tax)
16,825	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	AAA	16,310,828
	5.000%, 10/01/38 – CIFG Insured (Alternative Minimum Tax) (UB)
5,390	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	Aaa	5,687,798
	5.750%, 10/01/18 – FGIC Insured (Alternative Minimum Tax)
5,360	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005, 5.000%,	7/15 at 101.00	AAA	5,946,598
	7/01/16 – AMBAC Insured

78,525	Total Transportation			80,031,426

	U.S. Guaranteed – 29.1% (18.3% of Total Investments) (5)
7,225	Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B, 0.000%, 10/01/20	10/08 at 48.83	AAA	3,479,199
	(Pre-refunded 10/01/08) – AMBAC Insured
12,800	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	11/09 at 101.00	AAA	13,775,867
	Group, Series 1999A-2, 6.000%, 11/15/31 (Pre-refunded 11/15/09)
4,600	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/11 at 101.00	A1 (5)	5,194,366
	Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)
	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of
	Miami, Series 2004A:
2,290	5.000%, 4/01/19 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	AAA	2,554,884
3,305	5.000%, 4/01/22 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	AAA	3,687,289
3,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	3,285,630
	Children’s Hospital, Series 2001A, 5.125%, 8/15/26 (Pre-refunded 8/15/11) – AMBAC Insured
	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001:
5,450	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A (5)	6,037,783
550	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A (5)	609,818
6,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A+ (5)	6,698,340
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
3,695	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	12/12 at 100.00	A2 (5)	4,185,659
	Healthcare System, Series 2002, 5.750%, 12/01/27 (Pre-refunded 12/01/12)
4,295	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/12 at 100.00	Aa1 (5)	4,783,986
	2002C, 5.250%, 10/01/18 (Pre-refunded 10/01/12)
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26	7/12 at 101.00	AAA	5,580,300
	(Pre-refunded 7/01/12) – FSA Insured
3,570	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	4,238,340
	1992, 6.000%, 10/01/19 – MBIA Insured (ETM)
5,375	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	AA– (5)	6,055,099
	(Pre-refunded 5/01/12)

67,155	Total U.S. Guaranteed			70,166,560

	Utilities – 8.1% (5.1% of Total Investments)
4,330	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa2	4,478,303
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
1,050	Jacksonville Beach, Florida, Utility Revenue Refunding Bonds, Series 2002, 5.000%, 4/01/17 –	10/10 at 100.00	Aaa	1,107,204
	AMBAC Insured
4,250	Lakeland, Florida, Energy System Revenue Refunding Bonds, Series 1999C, 6.050%, 10/01/11 –	No Opt. Call	AAA	4,765,780
	FGIC Insured
5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	No Opt. Call	Aa1	5,463,450
	1992, 6.000%, 10/01/10
2,720	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/11 at 101.00	Aa1	2,936,050
	2001, 5.250%, 10/01/18
705	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/12 at 100.00	Aa1	764,453
	2002C, 5.250%, 10/01/18

18,055	Total Utilities			19,515,240

	Water and Sewer – 11.6% (7.3% of Total Investments)
3,310	Cocoa, Florida, Water and Sewerage System Revenue Refunding Bonds, Series 2003, 5.500%,	No Opt. Call	AAA	3,819,939
	10/01/23 – AMBAC Insured
1,000	Jacksonville, Florida, Water and Sewer Revenue Bonds, United Water Florida Project, Series	2/08 at 100.00	AAA	1,001,770
	1995, 6.350%, 8/01/25 – AMBAC Insured (Alternative Minimum Tax)
1,525	Lee County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/20 –	10/13 at 100.00	Aaa	1,630,347
	MBIA Insured
8,300	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%,	10/09 at 101.00	Aaa	8,400,596
	10/01/29 – FGIC Insured
1,175	Naples, Florida, Water and Sewer Revenue Bonds, Series 2002, 5.000%, 9/01/14	9/12 at 100.00	Aa2	1,279,634
2,060	Polk County, Florida, Utility System Revenue Bonds, Series 2003, 5.250%, 10/01/22 –	10/13 at 100.00	Aaa	2,195,754
	FGIC Insured
2,780	Riviera Beach, Palm Beach County, Florida, Water and Sewerage Revenue Bonds, Series 2004,	10/14 at 100.00	Aaa	2,905,517
	5.000%, 10/01/24 – FGIC Insured
2,275	Sarasota County, Florida, Utility System Revenue Bonds, Series 2005A, 5.000%, 10/01/27 –	10/15 at 100.00	Aaa	2,317,634
	FGIC Insured
1,680	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	1,974,907
	1992, 6.000%, 10/01/19 – MBIA Insured
	Winter Springs, Florida, Water and Sewer Revenue Refunding Bonds, Series 2001:
700	5.250%, 4/01/16 – MBIA Insured	4/11 at 101.00	AAA	755,791
1,585	5.000%, 4/01/20 – MBIA Insured	4/11 at 101.00	AAA	1,674,949

26,390	Total Water and Sewer			27,956,838

$ 370,325	Total Investments (cost $369,141,615) – 159.4%			384,525,253

	Floating Rate Obligations – (8.0)%			(19,275,000)

	Other Assets Less Liabilities – 3.3%			7,948,303

	Preferred Shares, at Liquidation Value – (54.7)% (6)			(132,000,000)

	Net Assets Applicable to Common Shares – 100%			$241,198,556

Forward Swaps outstanding at January 31, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (7)	Date	(Depreciation)

Morgan Stanley	$7,000,000	Receive	3-Month USD-LIBOR	5.823%	Semi-Annually	6/04/08	6/04/18	$(861,198)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Portion of investment, with an aggregate market value of $889,599, has been pledged to collateralize the net payment obligations under forward swap contracts.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.3)%.
(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $349,500,128.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 19,960,365
Depreciation	(4,210,739)

Net unrealized appreciation (depreciation) of investments	$ 15,749,626

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Florida Investment Quality Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.